Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Minimum
Borrowings and capital resources
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings and capital resources
Long-term borrowings maturity (in years)	37 years
Syndicated bank facilities
Borrowings and capital resources
Undrawn bank facilities		€ 7,880	€ 7,306
Revolving credit facility
Borrowings and capital resources
Principal amount	$ 4.2	€ 3,900